Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of Allowance for Credit Losses
The allowance for credit losses balance, which is netted against accounts receivable and other current assets, changed as follows.

Periods ended June 30	Quarter		Year-to-Date
($ millions)	2021	2020	2021	2020
Beginning of period	(64)	(44)	(64)	(35)
Credit loss expense	(1)	(5)	(8)	(14)
Credit loss deferral	—	(8)	—	(8)
Write-offs, net of recoveries	3	3	8	6
Foreign exchange	—	1	2	(2)
End of period	(62)	(53)	(62)	(53)